As filed with the Securities and Exchange Commission on September 29, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21200

                  NEUBERGER BERMAN REAL ESTATE INCOME FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Real Estate Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Real Estate Income Fund Inc.
----------------------------------------------------



NUMBER OF SHARES                                    MARKET VALUE(+)     NUMBER OF SHARES                             MARKET VALUE(+)
                                                   ($000's omitted)                                                 ($000's omitted)
COMMON STOCKS (113.0%)                                                  92,000  Equity Office Properties Trust            3,488
APARTMENTs (18.4%)                                                      44,500  Glenborough Realty Trust                    988
     57,500  Apartment Investment & Management         2,765            69,800  Highwoods Properties                      2,599
     73,000  Archstone-Smith Trust                     3,830            34,800  HRPT Properties Trust                       409
     18,900  Avalonbay Communities                     2,210            86,700  Kilroy Realty                             6,406
     61,700  Camden Property Trust                     4,717            89,900  Mack-Cali Realty                          4,343
     46,000  Education Realty Trust                      719            30,400  Maguire Properties                        1,137
     38,800  Home Properties                           2,164           107,600  Reckson Associates Realty                 4,792
     61,200  Mid-America Apartment Communities         3,496                                                          ---------
     72,800  United Dominion Realty Trust              2,028                                                             27,800
                                                   ---------
                                                      21,929        OFFICE - INDUSTRIAL (5.1%)
COMMERCIAL SERVICES (7.2%)                                              66,500  Duke Realty                               2,478
     77,500   Capital Trust                            2,665            76,300  Liberty Property Trust                    3,574
    158,400   Gramercy Capital                         4,049                                                          ---------
    150,200   NorthStar Realty Finance                 1,811                                                              6,052
                                                   ---------        REGIONAL MALLS (5.6%)
                                                       8,525            30,000  CBL & Associates Properties               1,175
COMMUNITY CENTERS (7.1%)                                               195,600  Glimcher Realty Trust                     4,626
     26,600   Cedar Shopping Centers                     403            21,100  Pennsylvania REIT                           831
     30,900   Heritage Property Investment Trust       1,115                                                          ---------
     27,000   New Plan Excel Realty Trust                700                                                              6,632
    191,400   Tanger Factory Outlet Centers            6,297        SELF STORAGE (1.0%)
                                                   ---------            23,100  Sovran Self Storage                       1,194
                                                       8,515
DIVERSIFIED (22.6%)                                                 TOTAL COMMON STOCKS
    114,900   Colonial Properties Trust                5,507        (COST $80,644)                                      134,403
    202,200   Crescent Real Estate Equities            3,947                                                          ---------
    143,200   iStar Financial                          5,693        PREFERRED STOCKS (20.0%)
    123,300   Newkirk Realty Trust                     1,958        APARTMENTS (0.6%)
    149,800   Spirit Finance                           1,663            27,000  Apartment Investment & Management, Ser. T   684
     78,000   Vornado Realty Trust                     8,155
                                                   ---------        COMMERCIAL SERVICES (0.4%)
                                                      26,923            20,000   Newcastle Investment, Ser. B               522
HEALTH CARE (16.4%)
    106,300   Health Care Property Investors           2,915(E)     COMMUNITY CENTERS (1.3%)
     84,700   Health Care REIT                         3,065(E)         10,000  Developers Diversified Realty, Ser. I       255
     61,800   Nationwide Health Properties             1,466            13,100  Ramco-Gershenson Properties Trust, Ser. B   337
     95,700   OMEGA Healthcare Investors               1,278            17,000  Saul Centers, Ser. A                        439
    301,200   Ventas, Inc.                            10,762            21,000  Tanger Factory Outlet Centers, Ser. C       523
                                                   ---------                                                          ---------
                                                      19,486                                                              1,554
INDUSTRIAL (4.5%)                                                   DIVERSIFIED (1.4%)
    42,800    EastGroup Properties                     2,013             5,800  Colonial Properties Trust, Ser. E           147
    81,900    First Industrial Realty Trust            3,299            45,200  Crescent Real Estate Equities, Ser. A       949
                                                   ---------            19,500  Crescent Real Estate Equities, Ser. B       508(00)
                                                       5,312                                                          ---------
LODGING (1.7%)                                                                                                            1,604
     54,500   Ashford Hospitality Trust                  641        HEALTH CARE (2.1%)
     32,000   Hospitality Properties Trust             1,394            56,000  LTC Properties, Ser. E                    2,471
                                                   ---------
                                                       2,035        LODGING (5.7%)
OFFICE (23.4%)                                                          66,300  Boykin Lodging, Ser. A                    1,716
    114,990   Brandywine Realty Trust                  3,638            23,300  Eagle Hospitality Properties Trust, Ser. A  582
                                                                        18,000  Equity Inns, Ser. B                         477

See Notes to Schedule of Investments                               1


SCHEDULE OF INVESTMENTS Real Estate Income Fund Inc. cont'd
-----------------------------------------------------------



NUMBER OF SHARES                                    MARKET VALUE(+)
                                                   ($000's omitted)

     20,400  Felcor Lodging Trust, Ser. A                494
     14,600  Hersha Hospitality Trust, Ser. A            366
     34,000  LaSalle Hotel Properties, Ser. A            881
     13,000  LaSalle Hotel Properties, Ser. D            313
     21,000  LaSalle Hotel Properties, Ser. E            536
     20,000  Strategic Hotels & Resorts, Ser. B          502
     37,200  Strategic Hotels & Resorts, Ser. C          938
                                                   ---------
                                                       6,805
OFFICE - INDUSTRIAL (2.5%)
     15,000  Digital Realty Trust, Ser. A                382
     10,900  Digital Realty Trust, Ser. B                265
     50,000  LBA Realty                                2,360
                                                   ---------
                                                       3,007
REGIONAL MALLS (6.0%)
     32,000  Glimcher Realty Trust, Ser. F               819
     13,500  Glimcher Realty Trust, Ser. G               340
    100,000  Mills Corp., Ser. B                       2,275
     11,400  Mills Corp., Ser. C                         264
     25,000  Mills Corp., Ser. G                         548(E)
     50,200  Pennsylvania REIT, Ser. A                 2,756
      7,200  Taubman Centers, Ser. G                     185
                                                   ---------
                                                       7,187
TOTAL PREFERRED STOCKS
(COST $22,873)                                        23,834
                                                   ---------

SHORT-TERM INVESTMENTS (3.9%)
    722,764  Neuberger Berman Prime Money
              Fund Trust Class                           723(@)
  3,918,268  Neuberger Berman Securities
              Lending Quality Fund, LLC                3,918(++)
                                                   ---------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,641)                                          4,641(#)
                                                   ---------

TOTAL INVESTMENTS (136.9%)
(COST $108,158)                                      162,878(##)
Liabilities, less cash, receivables and other
 assets [(1.6%)]                                      (1,916)(@@)
Liquidation Value of Auction Preferred Shares
 [(35.3%)]                                           (42,000)
                                                   ---------

TOTAL NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                            $   118,962
                                                   ---------



See Notes to Schedule of Investments   2

                                  NEUBERGER  BERMAN  JULY  31,  2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------



(+) Investments in equity securities by Neuberger Berman Real Estate Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)    At cost, which approximates market value.

(##) At July 31, 2006, the cost of investments for U.S. federal income tax purposes was $108,158,000. Gross unrealized appreciation of investments was $55,391,000 and gross unrealized depreciation of investments was $671,000, resulting in net unrealized appreciation of $54,720,000, based on cost for U.S. federal income tax purposes.

(00) All or a portion of this security is segregated as collateral for interest rate swap contracts.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)    All or a portion of this security is on loan.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

(@@) At July 31, 2006, the Fund had outstanding interest rate swap contracts as follows:

                                                          RATE TYPE
                                                  ------------------------
                                                                 VARIABLE-
                                                   FIXED-          RATE
                                                    RATE         PAYMENTS            ACCRUED
                                                  PAYMENTS       RECEIVED        NET INTEREST          UNREALIZED
SWAP COUNTER        NOTIONAL       TERMINATION     MADE BY        BY THE           RECEIVABLE        APPRECIATION            TOTAL
PARTY                 AMOUNT              DATE    THE FUND        FUND(1)           (PAYABLE)      (DEPRECIATION)       FAIR VALUE
-----                 ------              ----    --------        -------           ---------      --------------       ----------

Citibank, N.A.   $13,000,000   February 12, 2008    3.396%         5.356%            $14,153           $374,920           $389,073
Citibank, N.A.    13,000,000   February 12, 2010    3.923%         5.356%             10,347            572,021            582,368
                                                                                    --------           --------           --------
                                                                                     $24,500           $946,941           $971,441

    (1) 30 day LIBOR (London Interbank Offered Rate)















For information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Income Fund Inc.


By:  /s/ Peter E. Sundman
     ----------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: September 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
     ----------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: September 25, 2006


By:  /s/ John M. McGovern
     -----------------------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date: September 25, 2006